S-K 1602, SPAC Registered Offerings	Aug. 21, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account described below as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of amounts withdrawn to pay our income taxes), divided by the number of then outstanding Class A ordinary shares that were sold as part of the units in this offering, which we refer to collectively as our public shares. Notwithstanding the foregoing, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the shares sold in this offering, without our prior consent, as described in more detail in this prospectus. See “Summary — The Offering — Limitation on redemption rights of shareholders holding 15% or more of the shares sold in this offering if we hold shareholder vote” on page 47 of the prospectus. Additionally, as our amended and restated memorandum and articles of association provides that we may not consummate an initial business combination if we cannot maintain net tangible assets of $5,000,001 upon such business combination, we may redeem up to such number of Class A ordinary shares that would permit us to maintain net tangible assets of $5,000,001. If our business combination requires us to use substantially all of our cash to pay the purchase price, we may not be able to consummate our initial business combination.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to consummate our initial business combination within such 18-month period, we may, by resolution of our board of directors and upon the deposit of $0.10 for each public share then outstanding into the trust account, extend the period of time to consummate a business combination two times for an additional three (3) months each time.
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering (any such extension would be made in compliance with NYSE Rules).
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	36 months
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our strategy is centered around three core pillars:

•        Creative Transaction Sourcing:    We are committed to identifying unique and innovative approaches to sourcing potential transactions. Leveraging our extensive network, we aim to seize a wide range of opportunities in terms of asset quality, market size, profitability, development prospects, value-added opportunities and targets that have a strong foundation in its management team and governance structure.

•        Leveraging Management Expertise:    The collective experience and expertise of our management team and board of directors serve as invaluable assets. We will leverage this wealth of knowledge to provide guidance and attention to potential business combination targets, ensuring they align with our strategic vision.

•        Financial Market Insights:    Our deep understanding of financial markets, financing options, and overall corporate strategy positions us to make informed decisions. We will harness this knowledge to further our objectives.

We believe our approach to target selection will be greatly enhanced by our management team’s and board of director’s vast network of industry experts, venture capital investors, private equity sponsors, credit investors, members of the lending community, and relationships with management teams of both public and private companies. These relationships are expected to yield a diverse array of business combination opportunities.

We are committed to adopting a proactive and thematic sourcing strategy, concentrating our efforts on companies where we believe our leadership experience, relationships, capital, and expertise in capital markets can serve as catalysts for transformation. Our aim is to accelerate the growth and performance of our target companies.

Following the completion of this offering, our management team and board of directors will engage with their extensive network of relationships to articulate our initial business combination criteria. This will include defining the parameters of our search for a target business. Subsequently, we will initiate a disciplined and thorough process of pursuing and evaluating promising leads.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

NYSE rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $103,340,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $118,602,500 if the underwriters’ over-allotment option is exercised in full, $100,250,000 ($10.025 per unit), or $115,287,500 if the underwriters’ over-allotment option is exercised in full ($10.025 per unit), will be deposited into a trust account with Continental Stock Transfer & Trust Company acting as trustee, after deducting $1,500,000 in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $780,000 to pay fees and expenses in connection with the closing of this offering, repayment of loans from the sponsor and for working capital following the closing of this offering. The proceeds held in the trust account will be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations, and will be held as cash or cash items, including in demand deposit accounts. We estimate the interest earned on the trust account will be approximately $4,500,000 per year, assuming an interest rate of 4.50% per year; however, we can provide no assurances regarding this amount. Additionally, when we determine to hold the funds in the trust account as cash or in demand deposit accounts, the amount of interest we may receive would likely be less than this amount.

We expect that the interest earned on the trust account will be sufficient to pay income taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for amounts withdrawn from the trust account to pay our income taxes provided that such withdrawals can only be made from interest and not from the principal held in the trust account, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, and (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may apply the balance of the cash released from the trust account for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provide that, following this offering and prior to the consummation of our initial business combination, we will be prohibited from issuing additional securities (other than the Class A ordinary shares issued upon conversion of the Class B ordinary shares) that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote as a class with our public shares (a) on any initial business combination or (b) to approve an amendment to our amended and restated memorandum and articles of association to (x) extend the time we have to consummate a business combination beyond the completion window or (y) amend the foregoing provisions.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 103,340,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

Should we seek to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor, the underwriters or their affiliates:

Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid	Natural Persons and Entities Subject to Restrictions	Lock-Up Terms
2,500,000 founder shares(1)	$25,000	AA Mission Sponsor II Qing Sun Shibin Fang Daoyong Xing Zhenxing Wang Wenzhong Zhao

We, our sponsor and our executive officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative, offer, sell, contract to sell, pledge, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants, subject to certain exceptions. The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described herein.

Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid	Natural Persons and Entities Subject to Restrictions	Lock-Up Terms

Our sponsor, officers and directors agreed not to transfer, assign or sell any founder shares until (A) with respect to 50% of such shares, the earlier of (x) the six-month anniversary of the completion of our initial business combination or (y) subsequent to our initial business combination, if the last sale price of our Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after our initial business combination, and (B) with respect to the remaining 50% of such shares, the six-month anniversary of the completion of our initial business combination or earlier, in either case, if subsequent to our initial business combination, we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property, except with respect to permitted transferees as described in the section of this prospectus entitled “Principal Shareholders — Transfers of Founder Shares and Private Placement Units” on page 180 of this prospectus.(3)

334,000 private placement units(1)	$3,340,000(1)	AA Mission Sponsor II Qing Sun Shibin Fang Daoyong Xing Zhenxing Wang Wenzhong Zhao	The private placement units (including the Class A ordinary shares issuable upon exercise of the private placement warrants) are subject to the same transfer restrictions as the founder shares.
Up to $1,500,000 in working capital notes may be convertible into private placement units at a price of $10.00 per unit.	Working capital notes to finance transaction costs in connection with an intended initial business combination.	AA Mission Sponsor II Qing Sun Shibin Fang Daoyong Xing Zhenxing Wang Wenzhong Zhao	The working capital units (including the Class A ordinary shares issuable upon exercise of the warrants) are subject to the same transfer restrictions as the private placement units.
Up to $300,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.		N/A
Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid	Natural Persons and Entities Subject to Restrictions	Lock-Up Terms
$10,000 per month	Office space, administrative, financial and support services		N/A
To be Determined	Finder’s fees, advisory fees, consulting fees or success fees		N/A
Holders of Class B ordinary shares

Subject to an Anti-dilution adjustment, the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of all ordinary shares issued and outstanding upon the completion of this offering(2)

N/A

(1)      Assumes that 375,000 founder shares are forfeited after the closing of this offering in the event the underwriters do not exercise their over-allotment option. Does not include shares issuable on exercise of warrants. The exercise of the warrants on a cashless basis may result in material dilution.

(2)      The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, and may be converted at any time prior to our initial business combination, at the option of the holder, on a one-for-one basis, subject to adjustment (unless otherwise provided in our initial business combination agreement) for share sub-divisions, share dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, on an as-converted basis, approximately 20% of the total number of Class A ordinary shares outstanding after such conversion, including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or warrants issued or deemed issued, by our company in connection with or in relation to the consummation of an initial business combination, excluding any Class A ordinary shares or equity-linked securities or rights exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement units issued to our sponsor, officers or directors upon conversion of working capital notes, provided that such conversion of founder shares will never occur on a less than one-for-one basis. The compensation to be paid to the sponsor, Class A ordinary shares issuable in connection with the conversion of the founder shares, and securities to be issued to the sponsor in the private placement, including the exchange of the private placement units, may result in a material dilution of our public shareholders’ equity interests. See “Dilution” and “Proposed Business” for descriptions of compensation and dilution.

(3)      Natural persons and entities subject to transfer restrictions include AA Mission Sponsor II.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of June 10, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 2,336,922 or 2,706,034 public shares redeemed)		50% of Maximum Redemption (assumes 4,673,843 or 5,412,068 public shares redeemed)		75% of Maximum Redemption (assumes 7,010,765 or 8,118,102 public shares redeemed)		Maximum Redemption (assumes 9,347,686 or 10,824,136 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.69	$7.16	$2.84	$6.34	$3.66	$4.85	$5.15	$1.28	$8.72

Assuming No Exercise of Over-Allotment Option
$7.67	$7.16	$2.84	$6.34	$3.66	$4.87	$5.13	$1.43	$8.57

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase attributable to public shares	7.70	7.72	7.19	7.19	6.37	6.37	4.90	4.88	1.46	1.31
Pro forma net tangible book value after this offering and the sale of private placement units	7.67	7.69	7.16	7.16	6.34	6.34	4.87	4.85	1.43	1.28
Dilution to public shareholders	2.33	2.31	2.84	2.84	3.66	3.66	5.13	5.15	8.57	8.72
Percentage of dilution to public shareholders	23.3%	23.1%	28.4%	28.4%	36.6%	36.6%	51.3%	51.5%	85.7%	87.2%

Numerator:
Net tangible book deficit before this offering	$(78,433)	$(78,433)	$(78,433)	$(78,433)	$(78,433)	$(78,433)	$(78,433)	$(78,433)	$(78,433)	$(78,433)
Net proceeds from this offering and sale of the private placement units(1)	101,060,000	116,097,500	101,060,000	116,097,500	101,060,000	116,097,500	101,060,000	116,097,500	101,060,000	116,097,500
Plus: Offering costs paid in advance, excluded from tangible book value before this offering	97,290	97,290	97,290	97,290	97,290	97,290	97,290	97,290	97,290	97,290
Less: Deferred underwriting commissions(2)	(2,500,000)	(2,875,000)	(2,500,000)	(2,875,000)	(2,500,000)	(2,875,000)	(2,500,000)	(2,875,000)	(2,500,000)	(2,875,000)
Less: Over-allotment liability	(102,000)	—	(102,000)	—	(102,000)	—	(102,000)	—	(102,000)	—
Less: Amounts paid for redemptions(3)	—	—	(23,369,215)	(27,060,340)	(46,738,430)	(54,120,680)	(70,107,645)	(81,181,020)	(93,476,856)	(108,241,356)
	$98,476,857	$113,241,357	$75,107,642	$86,181,017	$51,738,427	$59,120,677	$28,369,212	$32,060,337	$5,000,001	$5,000,001
	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Class B ordinary shares outstanding prior to this offering	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Class B ordinary shares forfeited if over-allotment is not exercised	(375,000)	—	(375,000)	—	(375,000)	—	(375,000)	—	(375,000)	—
Class A ordinary shares included in the units offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Private placement shares	334,000	360,250	334,000	360,250	334,000	360,250	334,000	360,250	334,000	360,250
Less Ordinary shares redeemed	—	—	(2,336,922)	(2,706,034)	(4,673,843)	(5,412,068)	(7,010,765)	(8,118,102)	(9,347,686)	(10,824,136)
	12,834,000	14,735,250	10,497,078	12,029,216	8,160,157	9,323,182	5,823,235	6,617,148	3,486,314	3,911,114

____________

(1)      Expenses applied against gross proceeds include offering expenses of $780,000 and underwriting commissions of $1,500,000 (excluding deferred underwriting fees). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $2,500,000 (or up to $2,875,000 if the underwriters’ over-allotment option is exercised in full) in the aggregate, payable to the underwriters for deferred underwriting commissions to be placed in a trust account located in the United States as described herein. See also “Underwriting — Discounts” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in our amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to another entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.

On June 10, 2025, our sponsor paid $25,000 for 2,875,000 founder shares (up to 375,000 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised), for a purchase price of approximately $0.01 per share. Prior to the initial investment in the company of $25,000 by the sponsor, the company had no assets, tangible or intangible. The purchase price of the founder shares was determined by dividing the amount of cash contributed to the company by the number of founder shares issued.

The number of founder shares outstanding was determined based on the expectation that the total size of this offering would be a maximum of 11,500,000 units if the underwriters’ over-allotment option is exercised in full, and therefore that such founder shares would represent approximately 20% of the outstanding shares after this offering. Up to 375,000 of the founder shares will be forfeited depending on the extent to which the underwriters’ over-allotment is exercised. The founder shares will be worthless if we do not complete an initial business combination. In addition, the placement unit purchaser has committed to purchase an aggregate of 334,000 (or up to 360,250 private placement units if the underwriters’ over-allotment option is exercised in full) private placement units for an aggregate purchase price of $3,340,000 (or up to $3,602,500 if the underwriters’ over-allotment option is exercised in full), or $10.00 per unit, that will also be worthless if we do not complete our initial business combination.

The personal and financial interests of our executive officers and directors may influence their motivation in identifying and selecting a target business combination, completing an initial business combination and influencing the operation of the business following the initial business combination. This risk may become more acute as the end of the completion window nears, which is the deadline for our completion of an initial business combination. Additionally, because of the low price of $0.01 per share paid for the founder shares, the sponsor and directors and officers may make a substantial profit even if the initial business combination and resulting business subsequently declines in value and is unprofitable for public investors.

Prior to the closing of this offering, our sponsor has agreed to loan us up to $300,000 to be used for a portion of the expenses of this offering. These loans are non-interest bearing, unsecured and are due at the earlier of December 31,2025, or the closing of this offering. The loan will be repaid upon the closing of this offering out of the $810,000 of offering proceeds that has been allocated to the payment of offering expenses. We expect to fund our working capital requirements prior to the time of our initial business combination with loans from our sponsor and funds held outside of the trust account. In addition, in order to finance transaction costs in connection with an intended initial business combination, our sponsor or an affiliate of our sponsor or certain of our officers and directors may, but are not obligated to, loan us funds on a non-interest bearing basis as may be required. If we complete our initial business combination, we would repay such loaned amounts. In the event that our initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts but no proceeds from our trust account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into units of the post business combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the private placement units. The additional issuance of securities that may occur as a result of the conversion of such loans into units may result in a material dilution of the equity interests of public shareholders. Except as set forth above, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the completion of our initial business combination, we do not expect to seek loans from parties other than our sponsor or an affiliate of our sponsor as we do not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in our trust account.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Qing Sun	Guizhou JS Industrial Investment Co., Ltd.	Investment Company	Chairman
	Hainan University Economic Research Institute	Education	Dean
	Fudan University	Education	Deputy Director
	Yingtai Investment Education Center	Education	Chief training instructor
	China Academy of Management Science	Education	Financial think tank expert
	China Stock Market Professional Trader Investor Education Alliance	Education	Training Instructor
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Chairman of the Board of Directors, Chief Executive Officer and Director
Shibin Fang	Shenzhen Zhongxiang Accounting Firm (General Partnership) of China	Accounting Firm	Certified Professional Accountant
	Guangdong Zhongchen Accounting Firm (General Partnership) of China	Accounting Firm	Certified Professional Accountant
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer and Executive Director
Daoyong Xing	Zhongchengdao Accounting Firm	Accounting Firm	Certified Professional Accountant
	Hubei Hangte Equipment Manufacturing Co., Ltd.	Manufacturing Company	Independent Director
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Director
Zhenxing Wang	Hong Kong Zhongzhi Capital Co., Ltd.	Financial Management	President
	Shenzhen Zhongzhi Capital Co., Ltd.	Financial Management	President
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Director
Wenzhong Zhao	China Guizhou Moutai Co., Ltd.	Food and Beverage	Advisor
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Director

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(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations. Each individual listed has a fiduciary duty with respect to each of the listed entities.

If any of the above executive officers or directors becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

Our sponsor and our officers and directors or any of their affiliates may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. We expect that our company will have priority over any other special purpose acquisition companies (if any) subsequently formed by our sponsor, officers or directors with respect to acquisition opportunities until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination. While neither us nor certain other SPACs limit acquisition opportunity to a specific industry or geographic region, we and other SPACs have different criteria and priority for selecting suitable opportunities and the background, experience and resources of management as a whole vary significantly among us and other SPACs. As a result of the foregoing, we do not believe that any potential conflict from our management and sponsor’s other business or investment ventures would materially affect our ability to complete our initial business combination.

There may be actual or potential material conflicts of interest between our sponsor, its affiliates or promoters on the one hand, and the investors in this offering on the other hand. Potential investors should be aware of the following potential conflicts of interest:

•        Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our executive officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our initial shareholders have entered into agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they hold in connection with the completion of our initial business combination. The other members of our management team have entered into agreements similar to the one entered into by our initial shareholders with respect to any public shares acquired by them in or after this offering. Additionally, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares until (A) with respect to 50% of such shares, the earlier of (x) six months following the consummation of our initial business combination or (y) subsequent to our initial business combination, if the last sale price of our Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after our initial business combination, and (B) with respect to the remaining 50% of such shares, six months following the consummation of our initial business combination or earlier, in either case, if subsequent to the consummation of our initial business combination, we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property, subject to certain limited exceptions. The private placement units (including the Class A ordinary shares issuable upon exercise of the private placement warrants) are subject to the same transfer restrictions as the founder shares, except as described herein under, except as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Units” on page 180 of this prospectus. Because some of our executive officers and directors will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Our officers, directors, shareholders or affiliates may be paid fees upon the successful completion of our initial business combination as described above.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our sponsor, officers or directors or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a business combination target that is affiliated with our sponsor, executive officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, that such initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context. Furthermore, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business combination.

Further, commencing on the date our securities are first listed on the NYSE, we will also pay our sponsor, or an affiliate thereof, $10,000 per month for office space, secretarial and administrative services provided to members of our management team; upon completion of our initial business combination or our liquidation, we will cease paying these monthly fees.

These payments, if made prior to the completion of our initial business combination, will be made from funds held outside the trust account.

We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders have agreed to vote their ordinary shares, and they and the other members of our management team have agreed to vote any founder shares, private placement shares and any public shares purchased during or after the offering in favor of our initial business combination (except that any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the proposed business combination).

We and our sponsor may have additional conflicts of interest relating to repayment of any loans, reimbursement of out-of-pocket expenses or other fees in the event we do not complete our initial business combination, including, but not limited to, returning such funds instead of using such funds for other purposes.

SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Qing Sun	Guizhou JS Industrial Investment Co., Ltd.	Investment Company	Chairman
	Hainan University Economic Research Institute	Education	Dean
	Fudan University	Education	Deputy Director
	Yingtai Investment Education Center	Education	Chief training instructor
	China Academy of Management Science	Education	Financial think tank expert
	China Stock Market Professional Trader Investor Education Alliance	Education	Training Instructor
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Chairman of the Board of Directors, Chief Executive Officer and Director
Shibin Fang	Shenzhen Zhongxiang Accounting Firm (General Partnership) of China	Accounting Firm	Certified Professional Accountant
	Guangdong Zhongchen Accounting Firm (General Partnership) of China	Accounting Firm	Certified Professional Accountant
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer and Executive Director
Daoyong Xing	Zhongchengdao Accounting Firm	Accounting Firm	Certified Professional Accountant
	Hubei Hangte Equipment Manufacturing Co., Ltd.	Manufacturing Company	Independent Director
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Director
Zhenxing Wang	Hong Kong Zhongzhi Capital Co., Ltd.	Financial Management	President
	Shenzhen Zhongzhi Capital Co., Ltd.	Financial Management	President
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Director
Wenzhong Zhao	China Guizhou Moutai Co., Ltd.	Food and Beverage	Advisor
	AA Mission Acquisition Corp.	Special Purpose Acquisition Company	Director

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(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations. Each individual listed has a fiduciary duty with respect to each of the listed entities.